Convertible Bond and Derivative Financial Liability - Summary of convertible bonds (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of movement of convertible bond [line items]
Fair value gain recognized in profit or loss	$ 13,347,266	$ 0	$ 7,765,148
Convertible bonds [member] | Liability component [Member]
Summary of movement of convertible bond [line items]
Beginning balance	111,970,384	103,278,429
Interest for the year	430,702	8,085,419
Exchange alignment		606,536
Ending balance	0	111,970,384	103,278,429
Fair value gain recognized in profit or loss	0
Converted into class A shares	(112,401,086)
Convertible bonds [member] | Derivative Financial Liability [Member]
Summary of movement of convertible bond [line items]
Interest for the year	0
Beginning balance	13,752,673	12,954,313
Fair value gain recognized in profit or loss	(13,347,266)
Exchange alignment		798,360
Converted into class A shares	(405,407)
Ending balance	$ 0	$ 13,752,673	$ 12,954,313